Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	6 Months Ended
Sep. 30, 2015 USD ($)
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 1	$ 0.075
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 2	$ 0.142
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 3	26.00%
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 4	1.42%
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 5	0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 6	116.00%
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 7	161.00%
Stockholders Equity Schedule Of Share-based Payment Award, Warrants, Valuation Assumptions Set Schedule Title Here 8	$ 2